Intangible Assets - Schedule of Cost and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Balance at beginning of period	$ 831
Impairment		$ (163)
Balance at end of period	906	831
Licenses
Intangible Assets
Balance at beginning of period	831
Balance at end of period	906	831
Cost | Licenses
Intangible Assets
Balance at beginning of period	831	990
Additions	200	25
Impairment	(105)	(163)
Deconsolidation of subsidiaries	(19)	(21)
Balance at end of period	$ 906	$ 831